Income taxes - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income tax expense
Puerto Rico	$ 2,251	$ 126,700	$ 17,356
Federal and States	3,598	6,841	6,046
Subtotal current income tax expense	5,849	133,541	23,402
Deferred income tax expense (benefit)
Puerto Rico	123,337	(62,601)	31,132
Federal and States	17,995	20,953	7,938
Adjustments in net deferred tax due to change in tax law	0	27,686	168,358
Subtotal deferred income tax expense (benefit)	141,332	(13,962)	207,428
Income tax expense	$ 147,181	$ 119,579	$ 230,830